Other current financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other current financial liabilities
Summary of other current financial liabilities

In EUR	12/31/2020	12/31/2019
Financial liabilities due to third parties	775,922	851,032
Invoices not yet received	2,681,136	4,972,937
Customers with credit balances	174,870	—
Miscellaneous other financial liabilities	317,144	13,155
Total	3,949,072	5,837,124